Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ (87,001)	$ 759,701	$ (620,598)
Cash flows from operations reconciliation:
Depreciation, depletion and amortization	256,484	224,546	222,257
Accretion of asset retirement obligations	30,868	26,926	27,569
Impairment of proved properties	0	41,616	0
Income tax (benefit) expense	(136,951)	240,643	(178,904)
(Gain) loss on fair value adjustments of unsettled financial instruments	189,030	(905,695)	861,457
Asset retirement costs	(8,375)	(5,961)	(4,889)
(Gain) loss on natural gas and oil properties and equipment	(25,678)	(24,146)	(2,379)
(Gain) loss on sale of equity interest	7,375	(18,440)	0
Unrealized (gain) loss on investment	4,013	(4,610)	0
Gain on bargain purchases	0	0	(4,447)
Finance costs	137,643	134,166	100,799
Loss on early retirement of debt	14,753	0	0
Hedge modifications	0	26,686	(133,573)
Non-cash equity compensation	8,286	6,494	8,051
Working capital adjustments:
Change in trade receivables and other current assets	(27,555)	104,571	13,760
Change in other non-current assets	(923)	1,661	(580)
Change in trade and other payables and other current liabilities	(6,204)	(183,530)	132,349
Change in other non-current liabilities	1,319	(6,236)	(6,794)
Cash generated from operations	357,084	418,392	414,078
Cash paid for income taxes	(11,421)	(8,260)	(26,314)
Net cash provided by operating activities	345,663	410,132	387,764
Cash flows from investing activities:
Consideration for business acquisitions, net of cash acquired	0	0	(24,088)
Consideration for asset acquisitions	(288,489)	(262,329)	(264,672)
Proceeds from divestitures	59,048	95,749	0
Expenditures on natural gas and oil properties and equipment	(52,100)	(74,252)	(86,079)
Proceeds on disposals of natural gas and oil properties and equipment	9,675	4,083	12,189
Deferred consideration payments	(1,050)	(2,620)	0
Contingent consideration payments	0	0	(23,807)
Net cash used in investing activities	(272,916)	(239,369)	(386,457)
Cash flows from financing activities:
Repayment of borrowings	(1,653,489)	(1,547,912)	(2,139,686)
Proceeds from borrowings	1,844,768	1,537,230	2,587,554
Prepayment charge on early retirement of debt	(1,752)	0	0
Cash paid for interest	(123,141)	(116,784)	(83,958)
Debt issuance costs	(20,267)	(13,776)	(34,234)
Decrease (increase) in restricted cash	(3,864)	11,792	(36,287)
Hedge modifications associated with ABS Notes	0	(6,376)	(105,316)
Proceeds from equity issuance, net	0	156,788	0
Proceeds from lease modifications	8,568	0	0
Principal element of lease payments	(14,343)	(12,169)	(10,211)
Cancellation (settlement) of warrants, net	0	0	137
Dividends to shareholders	(83,864)	(168,041)	(143,455)
Distributions to non-controlling interest owners	(1,996)	(4,043)	(6,389)
Repurchase of shares by the EBT	(5,229)	0	(22,931)
Repurchase of shares	(15,901)	(11,048)	(11,760)
Net cash used in financing activities	(70,510)	(174,339)	(6,536)
Net change in cash and cash equivalents	2,237	(3,576)	(5,229)
Cash and cash equivalents, beginning of period	3,753	7,329	12,558
Cash and cash equivalents, end of period	$ 5,990	$ 3,753	$ 7,329